Purchased Credit Impaired Loans ("PCI")	12 Months Ended
Dec. 31, 2016
Transfers and Servicing [Abstract]
Purchased Credit Impaired Loans ("PCI")
(6)	Purchased Credit Impaired Loans (“PCI”)

The carrying amounts as of the acquisition date of PCI loans acquired are detailed in the following table (in thousands):

	During the Year Ended December 31, 2016	During the Year Ended December 31, 2015
Contractually required principal and interest at acquisition	$4,285	$1,272
Nonaccretable difference	(1,208)	(404)

Cash flows expected to be collected at acquisition	3,077	868
Accretable yield adjustment	(510)	(128)

Total carrying amount of PCI loans	2,567	$740

The carrying amounts as of PCI loans at December 31, 2016 was $2.3 million and $701,000 at December 31, 2015.